Shareholder Report, Average Annual Return (Details) 190693_Baird Small-Mid Cap Growth Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares}	12 Months Ended	60 Months Ended	86 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BSGIX
Average Annual Return, Percent	(8.75%)	(1.19%)	7.41%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.97%
Russell 2500® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Average Annual Return, Percent	10.31%	2.98%	9.85%